Accounts and Other Receivables (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Accounts and Financing Receivable, after Allowance for Credit Loss [Abstract]
Trade and deposits receivable	$ 3,792	$ 82,492	$ 5,727
Territory License Fee receivable		143,500	106,000
Intellectual Property Fees	325,304	38,250
Sales tax receivable	98,234	87,933	161,418
Accounts and other receivable	$ 427,330	$ 313,925	$ 273,145